Revenues (Details)	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Jan. 01, 2025 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Revenues [Line Items]
Collaborative Arrangement, Revenue Not from Contract with Customer, Statement of Income or Comprehensive Income [Extensible Enumeration]	Total revenues
Contract liabilities	¥ 12,377,171		$ 1,695,665	¥ 13,773,974	¥ 6,293,066	¥ 2,069,565
Subsequent Event [Member]
Revenues [Line Items]
Contract liabilities		¥ 12,377,171